Other Non-Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other Non-Current Liabilities
Non-current finance lease liabilities	¥ 4,769,972		¥ 35,145
Nonrelated party
Other Non-Current Liabilities
Non-current finance lease liabilities	4,769,972		35,145
Warranty liabilities	4,606,225		4,068,079
Deferred revenue	2,872,987		3,045,846
Deferred government grants	568,919		391,116
Deferred profit	255,496
Payable to BaaS users	193,845		779,695
Others	423,334		308,715
Total	¥ 13,690,778	$ 1,957,754	¥ 8,628,596